UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07606

Nuveen Connecticut Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Connecticut Quality Municipal Income Fund (NTC)
	February 28, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 158.3% (100.0% of Total Investments)

	Education and Civic Organizations – 31.8% (20.1% of Total Investments)
$ 840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	AA	$ 851,533
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
2,825	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College,	7/26 at 100.00	A2	2,795,959
	Refunding Series 2016L-1, 4.000%, 7/01/46
1,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College,	7/21 at 100.00	A2	1,270,313
	Series 2011H, 5.000%, 7/01/41
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,
	Series 2010-O:
800	5.000%, 7/01/35	7/20 at 100.00	A–	873,392
4,000	5.000%, 7/01/40	7/20 at 100.00	A–	4,366,960
4,950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/26 at 100.00	A–	5,458,217
	Series 2016Q-1, 5.000%, 7/01/46
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,
	Series 2005F:
440	5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A2	463,883
1,510	5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	1,644,541
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy,	7/23 at 100.00	A1	1,159,290
	Series 2013B, 4.000%, 7/01/34
7,030	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/25 at 100.00	A–	7,722,806
	Refunding Series 2015L, 5.000%, 7/01/45
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,
	Series 2016M:
260	5.000%, 7/01/34	7/26 at 100.00	A–	290,178
1,650	5.000%, 7/01/35	7/26 at 100.00	A–	1,835,955
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2011G:
250	5.125%, 7/01/26	7/21 at 100.00	A	273,358
3,260	5.625%, 7/01/41	7/21 at 100.00	A	3,561,354
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2012H:
1,500	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA	1,666,560
1,000	5.000%, 7/01/28 – AGM Insured	7/22 at 100.00	AA	1,101,890
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee
	School Issue, Series 2011-I:
560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	A2	625,940
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	A2	251,588
17,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	17,233,240
	Series 2007, 5.050%, 7/01/42 (UB) (4)
5,580	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/23 at 100.00	AA–	6,406,677
	University System, Series 2013N, 5.000%, 11/01/31
3,075	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/26 at 100.00	AA–	3,587,972
	University System, Series 2016P-1, 5.000%, 11/01/29
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	562,571
59,545	Total Education and Civic Organizations			64,004,177
	Health Care – 35.2% (22.2% of Total Investments)
5,500	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare,	7/25 at 100.00	A	6,029,595
	Series 2015F, 5.000%, 7/01/45
4,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	AA+	4,848,175
	Series 2010A, 5.000%, 11/15/40
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
560	5.500%, 7/01/21 – RAAI Insured	4/17 at 100.00	AA	562,330
3,000	5.500%, 7/01/32 – RAAI Insured	4/17 at 100.00	AA	3,005,190
1,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	AA–	1,071,964
	Series 2010, 4.750%, 11/15/29
7,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare,	7/21 at 100.00	A	7,477,760
	Series 2011A, 5.000%, 7/01/41
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare,	7/24 at 100.00	A	545,795
	Series 2014E, 5.000%, 7/01/42
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special
	Care, Series 2007C:
645	5.250%, 7/01/32 – AGC Insured	7/17 at 100.00	AA	651,495
185	5.250%, 7/01/37 – AGC Insured	7/17 at 100.00	AA	186,735
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial	7/21 at 100.00	A–	2,135,560
	Hospitals, Series 2011F, 5.000%, 7/01/36
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,
	Series 2011N:
1,105	5.000%, 7/01/25	7/21 at 100.00	A3	1,210,340
400	5.000%, 7/01/26	7/21 at 100.00	A3	437,100
500	5.000%, 7/01/27	7/21 at 100.00	A3	544,130
1,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/25 at 100.00	A3	2,069,330
	Series 2015O, 5.000%, 7/01/36
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/20 at 100.00	A	1,370,179
	Series 2010-I, 5.000%, 7/01/30
7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/22 at 100.00	A	7,419,649
	Series 2012J, 5.000%, 7/01/42
3,235	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/26 at 100.00	A–	3,239,885
	Series 2016K, 4.000%, 7/01/46
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit
	Group, Series 2016CT:
2,650	5.000%, 12/01/41	6/26 at 100.00	AA–	2,924,381
750	5.000%, 12/01/45	6/26 at 100.00	AA–	825,188
3,905	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	4,235,012
	Health, Series 2011M, 5.375%, 7/01/41
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	4,342,800
	Health, Series 2011N, 5.000%, 7/01/29
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health
	Issue, Series 2014E:
2,610	5.000%, 7/01/32	7/24 at 100.00	AA–	2,960,784
2,740	5.000%, 7/01/33	7/24 at 100.00	AA–	3,094,748
900	5.000%, 7/01/34	7/24 at 100.00	AA–	1,012,104
7,475	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	8,515,815
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
65,425	Total Health Care			70,716,044
	Long-Term Care – 1.6% (1.0% of Total Investments)
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc.,	8/24 at 100.00	BBB–	1,122,517
	Series 2014A, 5.000%, 8/01/44
630	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility	9/26 at 100.00	N/R	599,968
	Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46
1,285	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding	6/20 at 100.00	AA–	1,406,831
	Series 2010-16, 5.000%, 6/15/30
3,015	Total Long-Term Care			3,129,316
	Tax Obligation/General – 28.3% (17.9% of Total Investments)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
2,345	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	2,604,545
1,600	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,761,744
2,800	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 – AGM Insured	8/26 at 100.00	AA	3,081,316
5,100	Connecticut State, General Obligation Bonds, Green Series 2014G, 5.000%, 11/15/31	11/24 at 100.00	AA–	5,748,873
2,290	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	AA–	2,558,388
2,740	Connecticut State, General Obligation Bonds, Refunding Series 2016B, 5.000%, 5/15/27	5/26 at 100.00	AA–	3,184,866
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA–	1,118,280
2,600	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	AA–	2,903,836
3,500	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	AA–	3,892,070
2,630	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	AA–	2,934,423
100	Greenwich, Connecticut, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/33	7/24 at 100.00	Aaa	106,710
1,225	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/32 – BAM Insured	8/24 at 100.00	AA	1,359,199
1,000	Hartford, Connecticut, General Obligation Bonds, Refunding Series 2013A, 5.000%, 4/01/31	4/23 at 100.00	BBB	982,600
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA	935,990
2,000	Hartford, Connecticut, General Obligation Bonds, Series 2013B, 5.000%, 4/01/33	4/23 at 100.00	BBB	1,940,740
	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 8/15/32 – AGM Insured	8/26 at 100.00	AA	1,118,240
1,550	5.000%, 8/15/35 – AGM Insured	8/26 at 100.00	AA	1,712,239
985	New Haven, Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 8/01/33 – AGM Insured	8/24 at 100.00	AA	1,088,986
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
790	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	875,320
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,788,691
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	547,840
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,071,261
3,890	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	AA+	4,355,088
	5.000%, 8/01/36
2,500	Stamford, Connecticut, General Obligation Bonds, Refunding Series 2014, 3.000%, 8/15/22	8/21 at 100.00	AAA	2,645,675
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/32	12/22 at 100.00	AA	671,178
	Suffield, Connecticut, General Obligation Bonds, Refunding Series 2005:
800	5.000%, 6/15/17	No Opt. Call	AA+	810,392
820	5.000%, 6/15/19	No Opt. Call	AA+	893,825
1,400	5.000%, 6/15/21	No Opt. Call	AA+	1,611,106
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
445	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	505,787
390	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	441,472
610	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	686,671
445	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	498,845
445	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	496,077
51,490	Total Tax Obligation/General			56,932,273
	Tax Obligation/Limited – 24.0% (15.2% of Total Investments)
2,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series	1/23 at 100.00	AA	2,805,850
	2012A, 5.000%, 1/01/33
3,855	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series	10/23 at 100.00	AA	4,382,017
	2013A, 5.000%, 10/01/33
1,380	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series	8/25 at 100.00	AA	1,546,980
	2015A, 5.000%, 8/01/33
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes
	Series 2016A:
1,075	5.000%, 9/01/33	9/26 at 100.00	AA	1,219,351
5,925	5.000%, 9/01/34	9/26 at 100.00	AA	6,679,430
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,
	Series 2014A:
3,835	5.000%, 9/01/33	9/24 at 100.00	AA	4,369,331
1,000	5.000%, 9/01/34	9/24 at 100.00	AA	1,135,000
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
840	5.250%, 1/01/36	1/22 at 100.00	A	876,733
3,200	5.125%, 1/01/42	1/22 at 100.00	A	3,310,560
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	3,360,900
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
1,500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	4/17 at 100.00	AA	1,521,315
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA–	2,852,018
	University of Connecticut, General Obligation Bonds, Series 2013A:
2,290	5.000%, 8/15/20	No Opt. Call	AA–	2,555,869
2,500	5.000%, 8/15/32	8/23 at 100.00	AA–	2,846,875
760	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA–	853,860
	University of Connecticut, General Obligation Bonds, Series 2015A:
1,500	5.000%, 2/15/29	2/25 at 100.00	AA–	1,713,675
1,415	5.000%, 2/15/34	2/25 at 100.00	AA–	1,574,909
2,500	University of Connecticut, General Obligation Bonds, Series 2016A, 5.000%, 3/15/32	3/26 at 100.00	AA–	2,827,950
1,790	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	10/22 at 100.00	AA	1,875,168
	2012A, 5.000%, 10/01/32 – AGM Insured
43,465	Total Tax Obligation/Limited			48,307,791
	Transportation – 0.2% (0.1% of Total Investments)
450	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	467,951
	U.S. Guaranteed – 12.3% (7.8% of Total Investments) (5)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College,	7/17 at 100.00	AA– (5)	1,013,250
	Series 2007G, 4.500%, 7/01/37 (Pre-refunded 7/01/17) – NPFG Insured
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital,	3/17 at 100.00	A (5)	200,170
	Series 2006H, 4.500%, 7/01/33 (Pre-refunded 3/31/17) – AMBAC Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special
	Care, Series 2007C:
420	5.250%, 7/01/32 (Pre-refunded 7/01/17) – AGC Insured	7/17 at 100.00	AA (5)	426,594
115	5.250%, 7/01/37 (Pre-refunded 7/01/17) – AGC Insured	7/17 at 100.00	AA (5)	116,806
4,405	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AA– (5)	4,470,855
	Series 2007-I, 5.000%, 7/01/25 (Pre-refunded 7/01/17) – NPFG Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,
	Series 2007A:
465	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	471,952
735	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	745,988
4,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA (5)	4,650,835
	Series 2010G, 5.000%, 7/01/35 (Pre-refunded 7/01/20)
775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus	7/18 at 100.00	AA (5)	819,524
	Hospital, Series 2005F, 5.125%, 7/01/35 (Pre-refunded 7/01/18) – AGM Insured
1,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3 (5)	1,413,240
	Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)
1,125	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R (5)	1,149,863
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27 (Pre-refunded 8/15/17)
5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Series 2007A,	8/17 at 100.00	AA (5)	5,092,750
	5.000%, 8/01/27 (Pre-refunded 8/01/17) – AMBAC Insured
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 (Pre-refunded	8/19 at 100.00	AA (5)	952,981
	8/15/19) – AGC Insured
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	5/17 at 100.00	A– (5)	41,126
	Insured (ETM)
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,168,095
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R (5)	2,099,377
	2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)
23,265	Total U.S. Guaranteed			24,833,406
	Utilities – 6.3% (4.0% of Total Investments)
4,375	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	4,406,413
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender
	Option Bond Trust 2016-XG0059:
1,295	15.185%, 1/01/32 (IF) (4)	1/23 at 100.00	Aa3	1,862,055
410	15.052%, 1/01/38 (IF) (4)	1/23 at 100.00	Aa3	573,196
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue
	Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	732,388
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	557,620
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	3,122,113
1,380	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	4/17 at 100.00	A–	1,386,403
	Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)
11,445	Total Utilities			12,640,188
	Water and Sewer – 18.6% (11.7% of Total Investments)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	AA	574,625
1,000	5.000%, 8/15/31	8/24 at 100.00	AA	1,145,070
500	5.000%, 8/15/32	8/24 at 100.00	AA	567,140
55	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/17 at 100.00	AA	55,177
	Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	2,173,533
	Series 2010, 5.625%, 7/01/40
1,125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/26 at 100.00	A–	1,186,774
	Series 2016, 5.000%, 1/01/46
6,815	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,	11/24 at 100.00	AA	7,619,033
	Refunding Green Bond Series 2014A, 5.000%, 11/01/42
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,
	Series 2013A:
4,100	5.000%, 4/01/36	4/22 at 100.00	AA	4,572,566
2,500	5.000%, 4/01/39	4/22 at 100.00	AA	2,783,100
795	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth	8/24 at 100.00	AA–	882,784
	Series 2014A, 5.000%, 8/01/44
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding
	Thirty-Second Series 2016B:
1,470	4.000%, 8/01/36	8/26 at 100.00	AA–	1,514,232
3,330	5.000%, 8/01/37	8/26 at 100.00	AA–	3,779,483
4,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/21 at 100.00	AA–	5,439,157
	Twentieth-Sixth Series, 2011, 5.000%, 8/01/41
4,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/22 at 100.00	AA–	4,535,440
	Twenty-Seventh Series 2012, 5.000%, 8/01/33
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds,	8/23 at 100.00	AA+	570,380
	Series 2013A, 5.250%, 8/15/43
33,610	Total Water and Sewer			37,398,494
$ 291,710	Total Long-Term Investments (cost $310,180,615)			318,429,640
	Floating Rate Obligations – (6.3)%			(12,750,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (55.7)% (6)			(111,980,881)
	Other Assets Less Liabilities – 3.7%			7,502,125
	Net Assets Applicable to Common Shares – 100%			$ 201,200,884

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$318,429,640	$ —	$318,429,640

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $297,365,330.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:

Gross unrealized:
Appreciation	$11,507,220
Depreciation	(3,192,910)
Net unrealized appreciation (depreciation) of investments	$ 8,314,310

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are recognized as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 35.2%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 28, 2017